Trade Accounts Payable - Schedule of Trade Accounts Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 97,825	R$ 117,836
Other [member]
Trade and Other Current Receivables [line items]
Trade accounts payable	2,648	428
Domestic trade accounts payable [member]
Trade and Other Current Receivables [line items]
Trade accounts payable	94,887	115,672
Foreign suppliers [member]
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 290	R$ 1,736